Noninterest Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Noninterest Income and Expenses [Abstract]
Summary of noninterest income and expense

Details of noninterest income and expense follow:

	Year Ended December 31
	2012	2011	2010
	(In thousands)
Noninterest income
Service charges on deposit accounts	$6,245	$6,262	$5,925
Trust fees	2,279	2,111	1,977
Mortgage banking fees	3,710	2,140	2,119
Brokerage commissions and fees	1,071	1,122	1,174
Marine finance fees	1,111	1,209	1,334
Interchange income	4,501	3,808	3,163
Other deposit based EFT fees	336	318	321
Other	2,191	1,375	2,121

	21,444	18,345	18,134
Loss on sale of commercial loan	(1,238)	0	0
Securities gains, net	7,619	1,220	3,687

TOTAL	$27,825	$19,565	$21,821

Noninterest expense
Salaries and wages	$29,935	$27,288	$26,408
Employee benefits	7,710	5,875	5,717
Outsourced data processing costs	7,382	6,583	5,981
Telephone / data lines	1,178	1,179	1,505
Occupancy	8,146	7,627	7,480
Furniture and equipment	2,319	2,291	2,398
Marketing	3,095	2,917	2,910
Legal and professional fees	5,241	6,137	7,977
FDIC assessments	2,805	3,013	3,958
Amortization of intangibles	788	847	985
Asset dispositions expense	1,459	2,281	2,268
Net loss on other real estate owned and repossessed assets	3,467	3,751	13,541
Other	9,023	7,974	8,428

TOTAL	$82,548	$77,763	$89,556